Advances for Vessel Under Construction and Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Advances for Vessels Under Construction and Vessels, net [Abstract]
Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2025 $ 1,045,512 $ (267,574) $ 777,938
- Additions for vessel improvements 43 - 43
- Depreciation for the period
- (18,738) (18,738)
Balance, June 30, 2026 $ 1,045,555 $ (286,312) $ 759,243